Other Non-Current Assets - Summary of Other Non-Current Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Rental deposits	¥ 79,533	$ 11,202	¥ 109,272
Others	17,154	2,416	36,291
Total	¥ 96,687	$ 13,618	¥ 145,563